EATON VANCE
                                 GROUP OF FUNDS

                              Prospectus Supplement




Effective May 1, 1999 the address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

                  255 State Street
                  Boston, MA  02109

Telephone numbers remain the same.





May 1, 1999                                                           PS 5/99